Loans - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) SecurityLoan Class Segment	Dec. 31, 2015 USD ($) SecurityLoan
Financing Receivable, Impaired [Line Items]
Number of loan portfolio | Segment	3
Number of loan portfolio class | Class	5
Financing receivable, recorded investment, 30 days past due and still accruing	1
Financing receivable, recorded investment, 90 days past due and still accruing	0
Financing receivable, recorded investment, nonaccrual status		4
Impaired Loans [Member] | Collateral Pledged [Member]
Financing Receivable, Impaired [Line Items]
Loans measured at fair value on a nonrecurring basis | $	$ 0	$ 0
Minimum [Member]
Financing Receivable, Impaired [Line Items]
Impairment valuation loan limit | $	$ 500,000
Minimum [Member] | Loans Receivable [Member]
Financing Receivable, Impaired [Line Items]
Maturity period of loan	1 year
Maximum [Member] | Loans Receivable [Member]
Financing Receivable, Impaired [Line Items]
Maturity period of loan	10 years
Real Estate Mortgage Loans [Member]
Financing Receivable, Impaired [Line Items]
Number of loan portfolio class | Class	3
Commercial Loans [Member]
Financing Receivable, Impaired [Line Items]
Description of interest rate of loans	Equipment loans generally have a term of five years or less and may have a fixed or variable rate
Commercial Loans [Member] | Period 1 [Member]
Financing Receivable, Impaired [Line Items]
Period of portfolio mortgage adjustable rate	1 year
Period of secondary market mortgage fixed rate	15 years
Commercial Loans [Member] | Period 2 [Member]
Financing Receivable, Impaired [Line Items]
Period of portfolio mortgage adjustable rate	3 years
Period of secondary market mortgage fixed rate	30 years
Commercial Loans [Member] | Period 3 [Member]
Financing Receivable, Impaired [Line Items]
Period of portfolio mortgage adjustable rate	5 years
Commercial Loans [Member] | Period 4 [Member]
Financing Receivable, Impaired [Line Items]
Period of portfolio mortgage adjustable rate	7 years
Commercial Loans [Member] | Minimum [Member]
Financing Receivable, Impaired [Line Items]
Maturity period of loan	3 years
Commercial Loans [Member] | Maximum [Member]
Financing Receivable, Impaired [Line Items]
Maturity period of loan	5 years
Construction Real Estate Mortgage Loans [Member] | Minimum [Member]
Financing Receivable, Impaired [Line Items]
Maturity period of loan	1 year
Construction Real Estate Mortgage Loans [Member] | Maximum [Member]
Financing Receivable, Impaired [Line Items]
Maturity period of loan	2 years